Other Assets, net - Schedule of Equity Method Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 11,997	$ 8,502
Direct contracting entities
Schedule of Equity Method Investments [Line Items]
Equity method investments	2,603	0
Other
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 9,394	$ 8,502